Investments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Investments
Schedule of non-marketable securities

	Carrying amount
	Thousands of Yen		Ownership
	2023	2022	2023	2022
Matrix Industries, Inc	¥77,948	¥52,520	2.89%	0.09%
Other	3,594	500	―	―
Total	¥81,542	¥53,020

Schedule of borrowings

	Thousands of Yen
	As of	As of
	June 30, 2024	December 31, 2023
Short-term borrowings	¥500,000	¥400,000
Borrowings (Due through 2035 with weighted average interest rates of 0.26% as of June 30, 2024, due through 2035 with weighted average interest rates of 0.29% as of December 31, 2023)	604,197	651,217
Corporate convertible bond	500,000	500,000
Current portion of borrowings	(592,716)	(500,415)
Borrowings, net of current portion	¥1,011,481	¥1,050,802

	Thousands of Yen
	2023	2022
Short-term borrowings	¥400,000	¥	―
Borrowings (Due through 2035 with weighted average interest rates of 1.12% as of December 31, 2022, due through 2035 with weighted average interest rates of 0.66% as of December 31, 2021)	651,217		748,937
Corporate convertible bond	500,000		500,000
Current portion of borrowings	(500,415)		(99,168)
Borrowings, net of current portion	¥1,050,802		¥1,149,769

Schedule of maturities of borrowings

Thousands of Yen
Year ending December 31:
2024 (remainder)	¥53,395
2025	86,603
2026	94,587
2027	594,627
2028	94,664
2029 and thereafter	180,321
Total	¥1,104,197

Thousands of Yen
Year ending December 31:
2024	¥100,415
2025	86,603
2026	94,587
2027	594,627
2028	94,664
2029 and thereafter	180,321
Total	¥1,151,217